TRADE PAYABLES AND OTHER - Schedule of Trade Payables and Other (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	29	20
Other payables	30	23
Total other	59	43
Total trade payables and other	59	43
Current
Trade payables	931	1,155
Fixed assets payables	35	36
Employees' entitlements	211	195
Taxes payable other than income tax	15	17
Contract liabilities and other liabilities to customers	62	55
Other payables	9	9
Total other	332	312
Total trade payables and other	€ 1,263	€ 1,467